LEASE - Carrying amount of right-of-use and movement during the year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 19,042,009		¥ 15,496,723
Additions	680,159		6,145,120	¥ 83,617
Additions	680,159		137,245
Transfer from investment properties (Note 8)	5,997
Transfer from property, plant and equipment (Note 7)			68,377
Lease modification (Note 7)	(981,739)		5,678,791
Transfer to property, plant and equipment	(64,939)		(1,343,028)
Transfer to investment properties	(46,981)		(90,314)
Disposals	(78,446)		(32,173)
Depreciation	(1,282,362)		(771,951)	(745,245)
Impairment losses			(105,305)	(15,790)
Currency translation differences	56		3,644
Balance at the end	17,273,642	$ 2,504,443	19,042,009	15,496,723
Right of Use Assets Pledged as Security	241,287		234,369
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	359,104		240,402
Additions	56,117		8,546
Lease modification (Note 7)			377,873
Transfer to property, plant and equipment			(143,646)
Depreciation	(82,820)		(124,048)
Currency translation differences	56		(23)
Balance at the end	332,345		359,104	240,402
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	385,186		1,772,007
Additions	22,393		11,228
Lease modification (Note 7)	(3,816)
Transfer to property, plant and equipment	(64,939)		(1,199,382)
Depreciation	(62,167)		(130,923)
Impairment losses			(67,744)
Balance at the end	276,657		385,186	1,772,007
Land use rights
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	18,297,719		13,484,314
Additions	601,649		117,471
Transfer from investment properties (Note 8)	5,997
Transfer from property, plant and equipment (Note 7)			68,377
Lease modification (Note 7)	(977,923)		5,300,918
Transfer to investment properties	(46,981)		(90,314)
Disposals	(78,446)		(32,173)
Depreciation	(1,137,375)		(516,980)
Impairment losses			(37,561)
Currency translation differences			3,667
Balance at the end	¥ 16,664,640		¥ 18,297,719	¥ 13,484,314